Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2014	Jul. 31, 2024	Jul. 31, 2024
C000243104
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investment House Growth Fund (The)
Without Sales Load [Member] | C000243104
Average Annual Return [Line Items]
Average Annual Return, Percent	28.15%		15.10%	14.33%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.15%		15.00%	13.15%